Pension and Other Post-retirement Benefit Plans (Healthcare Trends) (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Defined Benefit Plan, Assumed Health Care Cost Trend Rates [Abstract]
Increase one percentage point total service and interest cost components	$ 0.6
Decrease one percentage point total service and interest cost components	(0.5)
Increase one percentage point post-retirement benefit obligation	5.8
Decrease one percentage point post-retirement benefit obligation	$ (5.1)